Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000195447 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class Y
Trading Symbol	DCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class Y shares returned 4.80%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Aggregate Bond Index on 4/30/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Share Class	1YR	5YR	10YR
Class Y	4.80%	0.74%	2.71%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,549,000,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 8,812,437
Investment Company Portfolio Turnover	83.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000195444 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class A
Trading Symbol	DCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$72	0.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 72	[1]
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class A shares returned 4.47%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-0.19%	-0.47%	1.99%
without Sales Charge	4.47%	0.45%	2.47%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 2,549,000,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 8,812,437
Investment Company Portfolio Turnover	83.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000195445 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class C
Trading Symbol	DCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$148	1.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 148	[2]
Expense Ratio, Percent	1.45%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class C shares returned 3.69%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	2.69%	*	-0.32%	1.84%
without Deferred Sales Charge	3.69%		-0.32%	1.84%
Bloomberg U.S. Aggregate Bond Index	4.06%		0.18%	1.67%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 2,549,000,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 8,812,437
Investment Company Portfolio Turnover	83.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000195446 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Core Plus Fund
Class Name	Class I
Trading Symbol	DCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$46	0.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 46	[3]
Expense Ratio, Percent	0.45%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2026, the Fund’s Class I shares returned 4.74%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06% for the same period.
What affected the Fund’s performance?
  The Index rose as the U.S. bond market benefited from easing tariff concerns, tighter credit spreads and a steeper yield curve following U.S. Federal Reserve rate cuts.
  Overweight allocations to high yield, investment-grade credit and emerging-markets bonds, together with an underweight allocation to Treasuries, contributed positively to relative performance.
  Strong security selection within agency mortgage-backed securities, high yield and investment-grade corporates further supported relative performance, led by communications, technology and subordinate bank holdings.
  Yield curve positioning detracted from relative performance, primarily due to a position favoring a steeper yield curve between intermediate- and long-term U.S. Treasury maturities, and an overweight duration posture.
  Security selection within emerging markets also detracted, primarily due to positioning in Brazilian corporates and allocations within Panama.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2016 through April 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 2/2/2018, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/26 )
Share Class	1YR	5YR	10YR
Class I	4.74%	0.70%	2.68%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%

Performance Inception Date	Feb. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 2,549,000,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 8,812,437
Investment Company Portfolio Turnover	83.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,549	784	$8,812,437	83.07%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.